UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05770

Exact name of registrant as specified in charter:	Aberdeen Israel Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended September 30, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2016

Shares		Description	Industry	Value (US$)
LONG-TERM INVESTMENTS—98.0%
COMMON STOCKS—97.1%
ISRAEL—92.5%
86,000		Azrieli Group (a)	Real Estate Management & Development— 4.7%	$3,767,874
531,000		Bank Hapoalim BM (a)	Banks— 3.8%	3,015,102
703,000		Bank Leumi Le-Israel BM (a)(b)	Banks— 3.4%	2,675,496
1,821,000		Bezeq The Israeli Telecommunication Corp. Ltd. (a)	Diversified Telecommunication Services— 4.3%	3,435,829
124,353		Check Point Software Technologies Ltd. (b)	Software— 12.1%	9,651,036
39,735		Elbit Systems Ltd. (a)	Aerospace & Defense— 4.8%	3,799,576
164,000		First International Bank of Israel Ltd. (a)	Banks— 2.6%	2,096,366
94,000		Fox Wizel Ltd. (a)	Textiles, Apparel & Luxury Goods— 1.9%	1,551,449
143,000		Frutarom Industries Ltd. (a)	Chemicals— 9.5%	7,522,487
471,494		Golf & Co. Ltd. (a)(b)	Specialty Retail— 1.2%	967,389
389,500		Israel Chemicals Ltd. (a)	Chemicals— 1.9%	1,517,325
236,146		Ituran Location and Control Ltd.	Communications Equipment— 7.9%	6,248,423
415,000		Matomy Media Group Ltd. (a)(b)	Internet Software & Services— 0.8%	621,050
298,900		Mizrahi Tefahot Bank Ltd. (a)	Banks— 4.8%	3,801,512
57,000		NICE Ltd. (a)	Software— 4.8%	3,795,418
71,000		Perrigo Co. PLC (a)	Pharmaceuticals— 8.6%	6,862,465
87,316		Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (a)	Food & Staples Retailing— 4.5%	3,549,825
58,000		Strauss Group Ltd. (a)	Food Products— 1.1%	919,689
167,820		Teva Pharmaceutical Industries Ltd. (a)	Pharmaceuticals— 9.8%	7,789,342
				73,587,653
UNITED STATES—4.6%
63,000		Amdocs Ltd.	Information Technology Services— 4.6%	3,644,550
		Total Common Stocks		77,232,203

PRIVATE EQUITY—0.9%
GLOBAL—0.1%
2,237,292	(c)	Emerging Markets Ventures I, L.P. (a)(b)(d)(e)(f)(g)	Private Equity— 0.1%	48,348

ISRAEL—0.8%
1,250,001	(c)	ABS GE Capital Giza Fund, L.P. (a)(b)(d)(f)(g)	Private Equity— —%	32,475
1,674,588	(c)	BPA Israel Ventures, LLC (a)(b)(d)(e)(f)(g)	Private Equity— 0.2%	199,779
250,440	(c)	Delta Fund I, L.P. (a)(b)(d)(f)(g)	Private Equity— 0.1%	53,569
36,320		Exent Technologies Ltd. Preferred A1 Shares (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
31,152		Exent Technologies Ltd. Preferred C Shares (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
7,858		Exent Technologies Ltd. Warrants A1 (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
26		Flash Networds Ltd. Warrants Ordinary (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
23,428		Flash Networks Ltd. Ordinary Shares (a)(b)(d)(g)(h)(i)	Private Equity— —%	16,795
6		Flash Networks Ltd. Series C Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of September 30, 2016

$11,632		Flash Networks Ltd. Series C-1 Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	$—
6,763		Flash Networks Ltd. Series D Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
4,976		Flash Networks Ltd. Series E Preferred (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
11		Flash Networks Ltd. Warrants C (a)(b)(d)(g)(h)(i)	Private Equity— —%	—
1,250,000	(c)	Giza GE Venture Fund III, L.P. (a)(b)(d)(f)(g)	Private Equity— 0.1%	45,488
761,184	(c)	Neurone Ventures II, L.P. (a)(b)(d)(g)(h)	Private Equity— 0.4%	294,517
32,574		Vidyo, Inc. Trust A (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
15,531		Vidyo, Inc. Trust B (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
13,219		Vidyo, Inc. Trust B1 (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
6,864		Vidyo, Inc. Trust C (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
4,150		Vidyo, Inc. Trust C1 (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
1,802		Vidyo, Inc. Trust Common (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
2,713		Vidyo, Inc. Trust D (Preferred) (a)(b)(d)(g)(h)(j)	Private Equity— —%	—
642,623
		Total Private Equity—0.9% (cost $3,857,825)		690,971
		Total Long-Term Investments—98.0% (cost $51,385,791)		77,923,174

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—1.3%
UNITED STATES—1.3%
1,035,043	State Street Institutional U.S. Government Money Market Fund(k)	1,035,043
	Total Short-Term Investment—1.3% (cost $1,035,043)	1,035,043
	Total Investments—99.3% (cost $52,420,834) (l)	78,958,217
	Other Assets in Excess of Liabilities—0.7%	525,849
	Net Assets—100.0%	$79,484,066

(a)                                 Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)                                 Non-income producing security.

(c)                                  Represents contributed capital.

(d)                                 Illiquid security.

(e)                                  As of September 30, 2016, the aggregate amount of open commitments for the Fund is $888,120.

(f)                                   In liquidation.

(g)                                  Restricted security, not readily marketable. See Note (b) of the accompanying Notes to Portfolio of Investments.

(h)                                 Active investments.

(i)                                     Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust. See Note (b) of the accompanying Notes to Portfolio Statements.

(j)                                    Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX.  See Note (b) of the accompanying Notes to Portfolio of Investments.

(k)                                 Registered investment company advised by State Street Global Advisors.

(l)                                     See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

September 30, 2016

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The State Street Institutional U.S. Government Money Market Fund has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 0.9% of the net assets of the Fund as of September 30, 2016. The private equity private placement securities are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures approved by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund’s Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

Notes to Portfolio of Investments (unaudited) (continued)

September 30, 2016

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Communications Equipment	$6,248,423	$—	$—	$6,248,423
Information Technology Services	3,644,550	—	—	3,644,550
Software	9,651,036	3,795,418	—	13,446,454
Other	—	53,892,776	—	53,892,776
Short-Term Investment	1,035,043	—	—	1,035,043
Total	$20,579,052	$57,688,194	$—	$78,267,246
Private Equity (a)				690,971
Total Investments				$78,958,217

Amounts listed as “-” are $0 or round to $0.

(a)         Private Equity investments are measured at the net asset valuations provided by the underlying funds as a practical expedient and have not been classified in the fair value levels. The fair value amounts presented are intended to permit reconciliation to the total investment amount presented in the Schedule of Investments.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended September 30, 2016, the securities issued by Fox Wizel Ltd. and Matomy Media Group Ltd. in the amounts of $1,551,449 and $621,050, respectively, transferred from Level 1 to Level 2 because there was a valuation factor applied at September 30, 2016.

b. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Notes to Portfolio of Investments (unaudited) (continued)

September 30, 2016

Security (1)	Acquisition Date(s)	Cost	Fair Value At 9/30/16	Percent of Net Assets	Cumulative Distributions Received	Open Commitments (2)
ABS GE Capital Giza Fund, L.P.	02/03/98 – 02/13/02	$985,303	$32,475	0.04	$1,660,765	$—
BPA Israel Ventures, LLC	10/05/00 – 12/09/05	929,845	199,779	0.25	327,976	625,412
Delta Fund I, L.P.	11/15/00 – 03/28/07	89,240	53,569	0.07	339,118	—
Emerging Markets Ventures I, L.P.	01/22/98 – 01/10/06	762,340	48,348	0.06	2,573,955	262,708
Exent Technologies Ltd. Preferred A1 Shares (4)	11/29/15	59,400	—	—	—	—
Exent Technologies Ltd. Preferred C Shares (4)	11/29/15	—	—	—	—	—
Exent Technologies Ltd. Warrants A1 (4)	11/29/15	—	—	—	—	—
Flash Networds Ltd. Warrants Ordinary (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Ordinary Shares (4)	11/29/15	54,613	16,795	0.02	—	—
Flash Networks Ltd. Series C Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series C-1 Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series D Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series E Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants C (4)	11/29/15	—	—	—	—	—
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	790,786	45,488	0.06	372,474	—
Neurone Ventures II, L.P.	11/24/00 – 12/21/10	115,997	294,517	0.37	533,564	—
Vidyo, Inc. Trust A (Preferred) (3)	11/22/13	29,796	—	—	—	—
Vidyo, Inc. Trust B (Preferred) (3)	11/22/13	14,207	—	—	—	—
Vidyo, Inc. Trust B1 (Preferred) (3)	11/22/13	12,092	—	—	—	—
Vidyo, Inc. Trust C (Preferred) (3)	11/22/13	6,279	—	—	—	—
Vidyo, Inc. Trust C1 (Preferred) (3)	11/22/13	3,796	—	—	—	—
Vidyo, Inc. Trust Common (3)	11/22/13	1,649	—	—	—	—
Vidyo, Inc. Trust D (Preferred) (3)	11/22/13	2,482	—	—	—	—
Total		$3,857,825	$690,971	0.87	$5,807,852	$888,120

(1)   Exent Technologies Ltd., Flash Networks Ltd., Neurone Ventures II, L.P.and Vidyo, Inc. Trust are still considered active investments by the Fund’s Adviser. ABS GE Capital Giza Fund, L.P., BPA Israel Ventures, LLC, Delta Fund I, L.P., Emerging Markets Ventures I, L.P. and Giza GE Venture Fund III, L.P are in liquidation.

(2)   The open commitments are unlikely to be called.

(3)   Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. SVE Star Ventures IX reached the end of its term in 2012 and, accordingly, its entire portfolio was sold in a secondary transaction which closed on December 24, 2012. During the secondary transaction, the Fund’s pro rata holdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

(4)   Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2016

The Fund may incur certain costs in connection with the disposition of the above securities.

c. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$52,420,834	$32,574,029	$(6,036,646)	$26,537,383

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Israel Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: November 29, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Israel Fund, Inc.

Date: November 29, 2016